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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number   811-21689
                                  ----------------------------------------------

                          The Piedmont Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  120 Club Oaks Court, Suite 200, Winston Salem, North Carolina   27104
--------------------------------------------------------------------------------
           (Address of principal executive offices)             (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC  225 Pictoria Drive, Suite 450  Cincinnati, OH 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (336) 765-2020
                                                     ---------------------------

Date of fiscal year end:        March 31, 2008
                          ---------------------------------------------


Date of reporting period:       June 30, 2007
                          ---------------------------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


PIEDMONT SELECT VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
   SHARES     COMMON STOCKS -- 98.0%                                 VALUE
--------------------------------------------------------------------------------

              CONSUMER DISCRETIONARY -- 11.9%
    4,500     CBS Corp. - Class B                                 $   149,940
   18,000     Limited Brands, Inc.                                    494,100
   22,000     Lowe's Cos., Inc.                                       675,180
    2,000     Sears Holdings Corp.*                                   339,000
   24,000     Staples, Inc.                                           569,520
                                                                 ------------
                                                                    2,227,740
                                                                 ------------
              CONSUMER STAPLES -- 2.2%
    6,374     PepsiCo, Inc.                                           413,354
                                                                 ------------

              ENERGY -- 10.7%
   20,000     BJ Services Co.                                         568,800
    9,100     Exxon Mobil Corp.                                       763,308
    8,000     Schlumberger Ltd.                                       679,520
                                                                 ------------
                                                                    2,011,628
                                                                 ------------
              FINANCIALS -- 8.4%
   20,000     Brown & Brown, Inc.                                     502,800
   20,000     Hampton Roads Bankshares, Inc.                          287,000
   12,000     Triad Guaranty, Inc.*                                   479,160
    9,304     U.S. Bancorp                                            306,567
                                                                 ------------
                                                                    1,575,527
                                                                 ------------
              HEALTH CARE -- 31.3%
   10,000     Amgen, Inc.*                                            552,900
   10,000     Barr Pharmaceuticals, Inc.*                             502,300
   14,000     Express Scripts, Inc.*                                  700,140
   40,000     Health Management Associates, Inc.                      454,400
   11,000     Johnson & Johnson                                       677,820
    9,000     Kinetic Concepts, Inc.*                                 467,730
    8,038     Laboratory Corp. of America Holdings*                   629,054
   12,000     Medco Health Solutions, Inc.*                           935,880
   12,500     ViroPharma, Inc.*                                       172,500
   10,000     WellPoint, Inc.*                                        798,300
                                                                 ------------
                                                                    5,891,024
                                                                 ------------
              INDUSTRIALS -- 14.2%
    3,434     Deere & Co.                                             414,621
    7,000     Energizer Holdings, Inc.*                               697,200
    5,500     FedEx Corp.                                             610,335
   11,200     Norfolk Southern Corp.                                  588,784
    6,500     Raytheon Co.                                            350,285
                                                                 ------------
                                                                    2,661,225
                                                                 ------------

PIEDMONT SELECT VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
   SHARES     COMMON STOCKS -- 98.0% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

              INFORMATION TECHNOLOGY -- 8.6%
   16,000     Altera Corp.                                        $   354,080
    9,000     MEMC Electronic Materials, Inc.*                        550,080
   14,000     SAP AG - Sponsored ADR                                  714,980
                                                                    ---------
                                                                    1,619,140
                                                                    ---------
              MATERIALS -- 2.0%
   55,000     Breakwater Resources Ltd.*                              141,350
   20,000     Lundin Mining Corp.*                                    242,800
                                                                    ---------
                                                                      384,150
                                                                    ---------
              TELECOMMUNICATIONS SERVICES -- 8.7%
   20,000     Metropcs Communications, Inc.*                          660,800
   35,000     Nokia OYJ - ADR                                         983,850
                                                                    ---------
                                                                    1,644,650
                                                                    ---------

              TOTAL COMMON STOCKS (Cost $16,886,087)             $ 18,428,438
                                                                   ----------

--------------------------------------------------------------------------------
   SHARES     MONEY MARKET FUNDS -- 2.1%                             VALUE
--------------------------------------------------------------------------------

  398,282     Evergreen Institutional Money Market Fund -
               Class I (Cost $398,282)                           $    398,282
                                                                    ---------

              TOTAL INVESTMENTS AT VALUE -- 100.1%
               (Cost $17,284,369)                                $ 18,826,720

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)         (19,735)
                                                                    ---------

              NET ASSETS -- 100.0%                               $ 18,806,985
                                                                   ==========


* Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to Schedule of Investments.

PIEDMONT SELECT VALUE FUND
SCHEDULE OF SECURITES SOLD SHORT
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
   SHARES     COMMON STOCKS -- 6.7%                                  VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY -- 0.7%
    3,200     Home Depot, Inc. (The)                                $ 125,920
                                                                    ---------

              CONSUMER STAPLES -- 3.4%
    2,000     Coca-Cola Co.                                           104,620
   15,000     CVS Caremark Corp.                                      546,750
                                                                    ---------
                                                                      651,370
                                                                    ---------

              INDUSTRIALS -- 1.2%
    1,200     Burlington Northern Santa Fe Corp.                      102,168
    1,600     United Parcel Service, Inc. - Class B                   116,800
                                                                    ---------
                                                                      218,968
                                                                    ---------

              INFORMATION TECHNOLOGY -- 1.4%
    5,300     Motorola, Inc.                                           93,810
    9,000     Oracle Corp.*                                           177,390
                                                                    ---------
                                                                      271,200
                                                                    ---------


              TOTAL SECURITIES SOLD SHORT (Proceeds $1,300,501)   $ 1,267,458
                                                                    =========

* Non-income producing security.

See accompanying notes to Schedule of Investments.

PIEDMONT SELECT VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (UNAUDITED)



1.    SECURITIES VALUATION

The Piedmont Select Value Fund's (the "Fund") valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Board of Trustees. Portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of sixty days or less are valued at amortized cost, which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or which cannot by accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees. Fair value pricing may be used, for example, in situations where (1) a portfolio security, such as a mid-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time; (2) the exchange on which the portfolio security is principally traded closes early; or
(3) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.



2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.



3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of June 30, 2007:



         Tax  cost  of  portfolio  investments
         and securities sold short                     $ 15,989,685
                                                      ===============

         Gross unrealized appreciation                 $  1,960,545
         Gross unrealized depreciation                     (390,968)
                                                      ---------------

         Net unrealized appreciation                   $  1,569,577
                                                      ===============


The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to losses deferred due to wash sales.

ITEM  2. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.


File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The Piedmont Investment Trust
             -------------------------------------------------------------------





By (Signature and Title)*     /s/ David M. Clark, III
                           -----------------------------------------------------
                            David M. Clark, III, President and Treasurer


Date          August 15, 2007
      ----------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*     /s/ David M. Clark, III
                           -----------------------------------------------------
                            David M. Clark, III, President and Treasurer
                           (Principal Executive Officer and Principal
                            Financial Officer)


Date          August 15, 2007
      ---------------------------





* Print the name and title of each signing officer under his or her signature.